Employee benefit plans (Components of Net Periodic Pension Cost) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Japanese plans
Net Period Benefit Cost Assumptions [Line Items]
Service cost	¥ 89,443	¥ 78,611	¥ 73,256
Interest cost	8,800	17,509	21,746
Expected return on plan assets	(33,524)	(35,012)	(31,255)
Amortization of prior service costs	(4,148)	(4,669)	(4,723)
Recognized net actuarial loss	14,298	5,850	7,302
Amortization of net transition obligation	0	0	0
Net periodic pension cost	74,869	62,289	66,326
Foreign Plans
Net Period Benefit Cost Assumptions [Line Items]
Service cost	41,733	47,544	41,147
Interest cost	35,593	40,340	37,993
Expected return on plan assets	(38,893)	(44,616)	(40,784)
Amortization of prior service costs	344	435	377
Recognized net actuarial loss	5,134	7,121	2,892
Amortization of net transition obligation	0	0	0
Net periodic pension cost	¥ 43,911	¥ 50,824	¥ 41,625